                            [DECHERT LLP LETTERHEAD]


November 12, 2003

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Eclipse Funds Inc.(File No. 333-109350)

Ladies and Gentlemen:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of Prospectus and Proxy Statement that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14, which was filed on November 5, 2003, and (ii) the text of the Registrant's Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 was filed electronically on November 5, 2003 (Accession No. 0001145443-03-001349).

If you have any questions, please contact Brendan C. Fox at 202.261.3381 or the undersigned at 202.261.3371.

Sincerely,

/s/ Cynthia D. Baughman

Cynthia D. Baughman